Long-Term Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Medium Term Credit Facilities [Member] USD ($)	Dec. 31, 2013 R & D project in France [Member] USD ($)	Dec. 31, 2013 R & D project in France [Member] EUR (€)	Dec. 31, 2013 R & D projects in Italy [Member] USD ($)	Dec. 31, 2013 R & D projects in Italy [Member] EUR (€)	Dec. 31, 2013 Multi Currency Loan to Support our Industrial and R&D Programs [Member] USD ($)	Dec. 31, 2013 Multi Currency Loan to Support our Industrial and R&D Programs [Member] EUR (€)	Mar. 31, 2013 Multi Currency Loan to Support our Industrial and R&D Programs [Member] EUR (€)	Mar. 12, 2013 Multi Currency Loan to Support our Industrial and R&D Programs [Member] USD ($)	Dec. 31, 2013 European Investment Bank [Member] CreditFacility	Dec. 31, 2013 0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member]	Mar. 31, 2006 0.58%, due 2013, floating interest rate at Euribor + 0.40% [Member] EUR (€)	Dec. 31, 2011 Credit Facilities [Member] EUR (€) Bonds	Dec. 31, 2010 Credit Facilities [Member] EUR (€) Bonds
Debt Instrument [Line Items]
Zero coupon unsubordinated convertible bonds, Principal amount															€ 500
Issue price as percentage of principal amount															99.873%
Senior bonds, note maturity date														Mar. 17, 2013
Coupon rate of Note														Three-month Euribor plus 0.40%
Number of bonds repurchased																76,000	74,000
Cash consideration	166	109	108													107	98
Unutilized committed medium term credit facilities				730
Line of credit outstanding amount						245		250		350	350
Number of long-term amortizing credit facilities													4
Amount outstanding					97		163		401
Line of credit amount withdrawn					$ 341		$ 380		$ 321	€ 100		$ 471